Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended			6 Months Ended
	Mar. 04, 2024 USD ($)	Nov. 14, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) Cell $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares		Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares		May 03, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents				$ 149,042			$ 149,042					$ 136,708
Deposit				$ 119,000			$ 119,000
Par value per share | $ / shares				$ 0.05	$ 0.05		$ 0.05	$ 0.05				$ 0.05	$ 0.05
Equity investment										$ 28,000
Conversion ratio		one-for-one basis
Upfront payment transaction price							$ 109,100
Revenues				$ 8,061	$ 178	[1]	12,589	$ 317	[2]
Fair value measurement of derivative		$ 48,400
Fair value instrument remeasured										$ 57,000	$ 57,000	$ 42,700
Differrence in fair value measurement, Recognized				14,300			14,300				$ 14,300	$ 14,300
"Class A" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Par value per share | $ / shares		$ 5
Additional investments by subscription of shares | shares		10,000,000
"Class B" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Par value per share | $ / shares		$ 5
Additional investments by subscription of shares | shares		18,000,000
Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Initial equity investment			$ 80,000
Ordinary shares issued | shares			16,000,000							28,000,000
Par value per share | $ / shares			$ 5							$ 5
Percentage of share capital			22.00%
Voting rights			21.00%
Equity investment		$ 140,000
Joint Collaboration And Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Collaboration agreement, upfront payment received			$ 25,000
Upfront payment transaction price	$ 10,000		$ 25,000				25,000
Revenues							1,500
Deferred revenue				$ 84,100			84,100
Joint Collaboration And Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Initial term of colloboration term			5 years
Subsequent Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Upfront payment transaction price							48,400
Initial fair value amount			$ 48,400
Proceeds from sale of preferred shares			48,400
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Upfront payment transaction price							$ 35,700
Proceeds from sale of ordinary shares			35,728
Top of Range [member] | Joint Collaboration And Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Option exercise fee and development, regulatory and sales-related milestone payments receivable			$ 220,000
Top of Range [member] | Joint Collaboration And Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Number of novel cell colloborate to develop | Cell			10
Bottom of Range [member] | Joint Collaboration And Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Option exercise fee and development, regulatory and sales-related milestone payments receivable			$ 70,000

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)